Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2025
Restatement Determination Date:: 2025-06-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback provisions, transferability, and participant payments. All Awards will be subject to the provisions of any clawback policy implemented by the Company and to the extent set forth in such clawback policy or in the applicable Award agreement. With limited exceptions according to the laws of descent and distribution, Awards under the Amended 2023 Plan are generally nontransferable prior to vesting and are exercisable only by the participant. With regard to tax withholding obligations arising in connection with Awards under the 2023 Plan and exercise price obligations arising in connection with the exercise of stock options under the 2023 Plan, the Committee may, in its discretion, accept cash, wire transfer, or check, shares of our common stock that meet specified conditions (a market sell order) or such other consideration as it deems suitable or any combination of the foregoing.